May 01, 2024
Class F Prospectus | SIMT Tax-Managed Managed Volatility Fund
Tax-Managed Managed Volatility Fund

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Tax-Managed International Managed Volatility Fund
(the "Funds")

Supplement Dated May 1, 2024
to the Class F Shares Prospectus, dated January 31, 2024 (the "Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Investment Strategy and Portfolio Management of the Tax-Managed Managed Volatility Fund

In the Fund Summary of the Tax-Managed Managed Volatility Fund, under the sub-heading "Principal Investment Strategies," the second paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach, relying primarily on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment approaches to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser). Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC. In managing its portion of the Fund's assets, SIMC and each Sub-Adviser intends to achieve returns similar to those of the broad U.S. equity markets in a tax-efficient fashion but with a lower level of volatility. The Fund seeks to achieve lower volatility by constructing a portfolio of securities that effectively weighs securities based on their total expected risk and return without regard to market capitalization and industry. This will tend to lead SIMC and the Fund's Sub-Advisers to construct portfolios with a low beta relative to the overall U.S. equity market. In addition, SIMC and the Sub-Advisers will look to manage the impact of taxes by controlling portfolio turnover levels, selling stocks with the highest tax cost first and opportunistically harvesting losses to offset gains where possible.

The Fund implements the investment recommendations of SIMC and certain of its Sub-Advisers through the use of an overlay manager appointed by SIMC. Each applicable Sub-Adviser and SIMC provide a model portfolio to the overlay manager on an ongoing basis that represents that Sub-Adviser's or SIMC's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager then constructs a portfolio for its portion of the

Fund that represents the aggregation of the model portfolios of the applicable Sub-Advisers and SIMC, with the weighting of each Sub-Adviser's model in the total portfolio determined by SIMC.

Pursuant to direction from SIMC, the overlay manager has limited authority to vary from the models. For example, SIMC may direct the overlay manager to adjust the portfolio to implement SIMC's forward looking views regarding various portfolio characteristics or factors, or for risk management purposes. The overlay manager may also vary the portfolio implementation to seek trading cost efficiencies, loss harvesting, portfolio rebalancing or other portfolio construction objectives as directed by SIMC.